Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization and Significant Accounting Policies
Basis of Presentation

1. Basis of Presentation

        Select Medical Corporation ("Company") was formed in December 1996 and commenced operations during February 1997 upon the completion of its first acquisition. Select Medical Holdings Corporation ("Holdings") was formed in October 2004 for the purpose of affecting a leveraged buyout of the Company, which was a publicly traded entity. On February 24, 2005, the Company merged with a subsidiary of Holdings, which resulted in the Company becoming a wholly-owned subsidiary of Holdings.

        The unaudited consolidated financial statements of the Company as of June 30, 2013 and for the three and six month periods ended June 30, 2012 and 2013 have been prepared in accordance with generally accepted accounting principles ("GAAP"). In the opinion of management, such information contains all adjustments, which are normal and recurring in nature, necessary for a fair statement of the financial position, results of operations and cash flow for such periods. All significant intercompany transactions and balances have been eliminated. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2013.

        Certain information and disclosures normally included in the notes to consolidated financial statements have been condensed or omitted consistent with the rules and regulations of the Securities and Exchange Commission (the "SEC"), although the Company believes the disclosure is adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2012.